July 2, 2007

Keith O`Connell
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:T. Rowe Price California Tax-Free Income Trust
California Tax-Free Bond Fund
California Tax-Free Money Fund
File Nos.: 033-08093/811-4525; PEA No. 29

T. Rowe Price State Tax-Free Income Trust
Georgia Tax-Free Bond Fund
Maryland Short-Term Tax-Free Bond Fund
Maryland Tax-Free Bond Fund
Maryland Tax-Free Money Fund
New Jersey Tax-Free Bond Fund
New York Tax-Free Bond Fund
New York Tax-Free Money Fund
Virginia Tax-Free Bond Fund
File Nos.: 033-06533/811-4521; PEA No. 44

T. Rowe Price Tax-Efficient Funds, Inc.
T. Rowe Price Tax-Efficient Balanced Fund
T. Rowe Price Tax-Efficient Growth Fund
T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
File Nos. 333-26441/811-08207; PEA No. 14

T. Rowe Price Tax-Exempt Money Fund, Inc.
File Nos.: 002-67029/811-3055; PEA No. 43

T. Rowe Price Tax-Free High Yield Fund, Inc.
File Nos.: 002-94641/811-4163; PEA No. 29

T. Rowe Price Tax-Free Income Fund, Inc.
T. Rowe Price Tax-Free Income Fund—Advisor Class
File Nos.: 002-57265/811-2684; PEA No. 54

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
File Nos.: 002-87059/811-3872; PEA No. 35

Dear Mr. O`Connell:

This letter accompanies our filing of the above-referenced Funds` Statement of Additional Information under Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds` Statement of Additional Information that was filed under Rule 485(b) on June 27, 2007. There are no changes to the Funds` prospectuses.

The Prospectuses and Statement of Additional Information went effective automatically on July 1, 2007.

If you have any questions, please contact me at 410-345-4981.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman